Stock Options (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares reserved for issuance, description	The Company had granted an aggregate of 39,500,000 securities under the plans, with 0 available for future issuances.
Options to purchase of common stock	15,371,765	16,688,942	14,377,570	14,824,158
Options outstanding	37,119,049			15,448,056	9,018,609
Plan
Risk-free interest	2.78%
Dividend yield	0.00%
Volatility	116.08%
Options to purchase of common stock	1,250,000
Fair value options to purchase of common stock	$ 459,834
Aggregate intrinsic value outstanding stock options	$ 156,299
Stock price	$ 0.25
Corrections of prior year errors in current year, description	Due to a clerical error, MassRoots’ Annual Report on Form 10-K filed on April 17, 2018, as amended on April 30, 2018, stated that 2,454,761 options were canceled/expired for the twelve months ending December 31, 2017 and the options outstanding as of December 31, 2017 were 14,377,570. It should have stated that 2,863,715 options were canceled/expired for the twelve months ending December 31, 2017 and the options outstanding as of December 31, 2017 were 14,378,432. While we are correcting this error in this Quarterly Report on Form 10-Q and subsequent filings, we do not believe it has a material impact on our fiscal 2017 financial statements.
Plan | Minimum [Member]
Expected life	5 years
Plan | Maximum [Member]
Expected life	10 years
Stock Options [Member]
Aggregate intrinsic value outstanding stock options	$ 771,359
Options outstanding	15,371,765		14,378,432